CONVERTIBLE NOTES PAYABLE - 2020 Notes (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Oct. 02, 2020
Debt Instrument [Line Items]
Proceeds notes payable			$ 3,475,000	$ 3,475,000	$ 909,980
Fair value of convertible notes		$ 1,213,313			1,213,313
Contractual term						5 years
Warrant liability at date of issuance				$ 373,599
Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Proceeds notes payable		$ 910,000
Financing received from related party (as a percent)		23.00%
Fair value of convertible notes		$ 1,200,000			$ 1,200,000
Increase in fair value of convertible notes payable		$ 378,000
Shares warrants may purchase	29,388	29,388		744,000	29,388
Warrants, exercise price of warrants (in dollars per share)	$ 49.75
Contractual term	5 years
2020 Notes
Debt Instrument [Line Items]
Shares issued upon conversion				5,183
Shares warrants may purchase				29,388		65,000
Warrants, exercise price of warrants (in dollars per share)				$ 49.75
2020 Notes | Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Debt instrument, par, discount percentage (as a percent)							25.00%
Debt instrument, interest rate, stated percentage (as a percent)							20.00%
Convertible notes payable		$ 1,213,313			$ 1,213,313
Original issue discount		$ 303,333			$ 303,333
Additional funding received from convertible notes				$ 0
Shares issued upon conversion	5,183
Equivalent percentage of warrants received				100.00%
Warrants, exercise price of warrants (in dollars per share)	$ 49.75					$ 0